Consolidated Statements of Financial Position - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Financial Position
Cash and cash equivalents	€ 9,609	€ 8,124
Other financial assets	1,629	3,344
Trade and other receivables	6,774	6,322
Other non-financial assets	2,682	2,374
Tax assets	707	407
Total current assets	21,401	20,571
Goodwill	31,147	29,081
Intangible assets	2,706	2,505
Property, plant, and equipment	4,493	4,276
Other financial assets	7,141	5,543
Trade and other receivables	209	203
Other non-financial assets	3,990	3,573
Tax assets	359	382
Deferred tax assets	2,676	2,197
Total non-current assets	52,721	47,760
Total assets	74,122	68,331
Trade and other payables	1,990	1,783
Tax liabilities	585	266
Financial liabilities	4,277	1,735
Other non-financial liabilities	5,533	5,647
Provisions	716	235
Contract liabilities	5,978	4,975
Total current liabilities	19,079	14,641
Trade and other payables	10	39
Tax liabilities	509	874
Financial liabilities	7,169	7,941
Other non-financial liabilities	749	698
Provisions	494	432
Deferred tax liabilities	215	267
Contract liabilities	88	33
Total non-current liabilities	9,235	10,284
Total liabilities	28,314	24,925
Issued capital	1,229	1,229
Share premium	2,564	1,845
Retained earnings	42,907	42,457
Other components of equity	4,694	2,367
Treasury shares	(5,954)	(4,741)
Equity attributable to owners of parent	45,440	43,157
Non-controlling interests	368	249
Total equity	45,808	43,406
Total equity and liabilities	€ 74,122	€ 68,331